DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 548	$ 373
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	338	112
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	297	318
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	325
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	251	55
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ 13	$ 112